Financial Instruments – Risk Management - Schedule of Other Foriegn Currencies with Variables Remaining Constant (Details)	Jun. 30, 2025 USD ($)
Disclosure of risk management strategy related to hedge accounting [abstract]
Argentine peso amount expressed	$ (51,228,445)
Argentine peso amount expressed	$ 51,228,445